Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified																					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Fair Value Level 1	Dec. 31, 2012 Fair Value Level 1	Dec. 31, 2013 Fair Value Level 1 Retail	Dec. 31, 2012 Fair Value Level 1 Retail	Dec. 31, 2013 Fair Value Level 2 Institutional and Other	Dec. 31, 2012 Fair Value Level 2 Institutional and Other	Dec. 31, 2013 Fair Value U.S. Treasury Notes Level 1	Dec. 31, 2012 Fair Value U.S. Treasury Notes Level 1	Dec. 31, 2013 Book Value	Dec. 31, 2012 Book Value	Dec. 31, 2013 Book Value Retail	Dec. 31, 2012 Book Value Retail	Dec. 31, 2013 Book Value Institutional and Other	Dec. 31, 2012 Book Value Institutional and Other	Dec. 31, 2013 Book Value U.S. Treasury Notes	Dec. 31, 2012 Book Value U.S. Treasury Notes	Dec. 31, 2013 Institutional and Other Minimum	Dec. 31, 2012 Institutional and Other Minimum	Dec. 31, 2013 Institutional and Other Maximum	Dec. 31, 2012 Institutional and Other Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 830,014	$ 740,481	$ 563,275	$ 341,683	$ 830,014	$ 740,481							$ 830,014	$ 740,481
Short-term investments	50,104	115,700									50,104	115,700							50,104	115,700
Long-term investments		50,305										50,339								50,305
Long-term debt							$ 1,048,010	$ 1,238,204	$ 512,635	$ 589,435					$ 1,178,250	$ 1,178,250	$ 537,454	$ 538,657
Fair value assumption, interest rate																					0.00%	0.00%	7.35%	6.09%